Pioneer Fund
Schedule of Investments  |  September 30, 2024

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  9/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 1.6%
1,190,746	RTX Corp.	$ 144,270,785
	Total Aerospace & Defense	$144,270,785

	Air Freight & Logistics — 3.5%
2,404,318	United Parcel Service, Inc., Class B	$ 327,804,716
	Total Air Freight & Logistics	$327,804,716

	Banks — 10.5%
7,468,295	Citizens Financial Group, Inc.	$ 306,722,876
7,615,837	Truist Financial Corp.	325,729,348
7,472,994	US Bancorp	341,740,016
	Total Banks	$974,192,240

	Biotechnology — 7.1%
305,597	Amgen, Inc.	$ 98,466,410
260,938(a)	Regeneron Pharmaceuticals, Inc.	274,308,463
610,364(a)	Vertex Pharmaceuticals, Inc.	283,868,089
	Total Biotechnology	$656,642,962

	Broadline Retail — 3.4%
1,675,448(a)	Amazon.com, Inc.	$ 312,186,226
	Total Broadline Retail	$312,186,226

	Building Products — 0.7%
823,201	Carrier Global Corp.	$ 66,259,448
	Total Building Products	$66,259,448

	Capital Markets — 4.4%
600,856	CME Group, Inc.	$ 132,578,877
550,649	Goldman Sachs Group, Inc.	272,631,826
	Total Capital Markets	$405,210,703

	Commercial Services & Supplies — 1.3%
1,061,627	Veralto Corp.	$ 118,753,596
	Total Commercial Services & Supplies	$118,753,596

	Communications Equipment — 1.6%
396,254(a)	Arista Networks, Inc.	$ 152,090,210
	Total Communications Equipment	$152,090,210

	Construction Materials — 3.7%
641,540	Martin Marietta Materials, Inc.	$ 345,308,905
	Total Construction Materials	$345,308,905

1Pioneer Fund | 9/30/24

Shares		Value
	Consumer Staples Distribution & Retail — 3.2%
3,196,779(a)	BJ's Wholesale Club Holdings, Inc.	$ 263,670,332
36,001	Costco Wholesale Corp.	31,915,606
	Total Consumer Staples Distribution & Retail	$295,585,938

	Electrical Equipment — 3.1%
3,244,022	ABB, Ltd. (A.D.R.)	$ 187,893,754
992,160	Vertiv Holdings Co., Class A	98,709,999
	Total Electrical Equipment	$286,603,753

	Energy Equipment & Services — 0.8%
2,453,901	Halliburton Co.	$ 71,285,824
	Total Energy Equipment & Services	$71,285,824

	Entertainment — 1.3%
806,813	Electronic Arts, Inc.	$ 115,729,257
	Total Entertainment	$115,729,257

	Financial Services — 1.4%
471,927	Visa, Inc., Class A	$ 129,756,329
	Total Financial Services	$129,756,329

	Ground Transportation — 1.5%
1,902,994(a)	Uber Technologies, Inc.	$ 143,029,029
	Total Ground Transportation	$143,029,029

	Health Care Providers & Services — 1.0%
159,691	UnitedHealth Group, Inc.	$ 93,368,134
	Total Health Care Providers & Services	$93,368,134

	Hotels, Restaurants & Leisure — 1.8%
2,048,247(a)	Planet Fitness, Inc., Class A	$ 166,358,621
	Total Hotels, Restaurants & Leisure	$166,358,621

	Interactive Media & Services — 3.9%
2,169,637	Alphabet, Inc., Class A	$ 359,834,296
	Total Interactive Media & Services	$359,834,296

	IT Services — 4.9%
243,631	Accenture Plc, Class A	$ 86,118,686
1,252,533(a)	Akamai Technologies, Inc.	126,443,206
1,070,055	International Business Machines Corp.	236,567,760
	Total IT Services	$449,129,652

	Life Sciences Tools & Services — 0.5%
170,353	Danaher Corp.	$ 47,361,541
	Total Life Sciences Tools & Services	$47,361,541

Pioneer Fund | 9/30/242

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Shares		Value
	Machinery — 0.4%
98,518	Caterpillar, Inc.	$ 38,532,360
	Total Machinery	$38,532,360

	Metals & Mining — 5.1%
3,418,438	Freeport-McMoRan, Inc.	$ 170,648,425
5,750,115	Teck Resources, Ltd., Class B	300,386,008
	Total Metals & Mining	$471,034,433

	Oil, Gas & Consumable Fuels — 0.4%
224,096	Cheniere Energy, Inc.	$ 40,301,425
	Total Oil, Gas & Consumable Fuels	$40,301,425

	Pharmaceuticals — 1.9%
1,451,112	Novo Nordisk AS (A.D.R.)	$ 172,783,906
	Total Pharmaceuticals	$172,783,906

	Semiconductors & Semiconductor Equipment — 12.5%
112,236(a)	Advanced Micro Devices, Inc.	$ 18,415,683
726,638	Broadcom, Inc.	125,345,055
220,526	KLA Corp.	170,777,539
198,611	Lam Research Corp.	162,082,465
5,606,461	NVIDIA Corp.	680,848,624
	Total Semiconductors & Semiconductor Equipment	$1,157,469,366

	Software — 8.0%
572,195(a)	Autodesk, Inc.	$ 157,628,279
1,210,241	Microsoft Corp.	520,766,702
175,136(a)	Palo Alto Networks, Inc.	59,861,485
	Total Software	$738,256,466

	Specialty Retail — 1.3%
288,437	Home Depot, Inc.	$ 116,874,672
	Total Specialty Retail	$116,874,672

	Technology Hardware, Storage & Peripherals — 6.4%
2,519,035	Apple, Inc.	$ 586,935,155
	Total Technology Hardware, Storage & Peripherals	$586,935,155

	Textiles, Apparel & Luxury Goods — 1.9%
1,141,002	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 175,269,317
	Total Textiles, Apparel & Luxury Goods	$175,269,317

	Total Common Stocks (Cost $5,734,998,075)	$9,158,219,265

3Pioneer Fund | 9/30/24

Shares		Value

	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Fund — 1.2%
115,257,657(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 115,257,657
		$115,257,657

	TOTAL SHORT TERM INVESTMENTS (Cost $115,257,657)	$115,257,657

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $5,850,255,732)	$9,273,476,922
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(30,356,361)
	net assets — 100.0%	$9,243,120,561

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,158,219,265	$—	$—	$9,158,219,265
Open-End Fund	115,257,657	—	—	115,257,657
Total Investments in Securities	$9,273,476,922	$—	$—	$9,273,476,922
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
Pioneer Fund | 9/30/244